DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Detailed Information About Hedging Instruments
The net fair values of derivative financial instruments as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024

Contracts with positive fair value
Commodities contracts	29	169
Foreign exchange contracts	42,552	4,314

	42,581	4,483

Contracts with negative fair value
Commodities contracts	(1,032)	(85)
Foreign exchange contracts	(49)	(50,257)

	(1,081)	(50,342)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Foreign exchange derivatives
	Gross amount	Income tax	Total

As of December 31, 2023	22,721	(6,824)	15,897

(Decrease) / Increase	(75,160)	22,548	(52,612)
Reclassification to income statement	—	—	—

As of December 31, 2024	(52,439)	15,724	(36,715)

(Decrease) / Increase	111,195	(33,359)	77,836
Reclassification to income statement	—	—	—

As of December 31, 2025	58,756	(17,635)	41,121
The net fair values of the exchange rate derivative contracts as of December 31, 2025 and 2024 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2025	2024

MEX/$	ND Forward & Forward - Buy MXN	7.1 billion MXN	39,488	(25,940)
EUR/$	Forward & ND Forward - Buy EUR	217.7 million EUR	3,016	(24,073)
EUR/$	Forward - Sell EUR	0.2 million EUR	0	189
GTQ/$	ND Forward - Sell GTQ	15.3 million GTQ	(2)	(2)
JPY/$	ND Forward - Buy JPY		—	(431)
ARS/$	ND Forward - Buy ARS		—	3,952
COP/$	ND Forward - Sell COP		—	362

			42,503	(45,943)
ARS: Argentine pesos; COP: Colombian pesos; EUR: Euros; $: US dollars; GTQ: Guatemalan quetzales; JPY: Japanese yens; MXN: Mexican pesos.
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Commodities derivatives
	Gross amount	Income tax	Total

As of December 31, 2023	—	—	—

(Decrease) / Increase	(879)	299	(580)
Reclassification to income statement	—	—	—

As of December 31, 2024	(879)	299	(580)

(Decrease) / Increase	832	(281)	551
Reclassification to income statement	—	—	—

As of December 31, 2025	(47)	18	(29)